Short-term Borrowings	12 Months Ended
Dec. 31, 2021
Short Term Borrowings [Abstract]
Short-term Borrowings
21.	Short-term borrowings

(In thousands)	December 31, 2020	December 31, 2021
Current
Bank borrowings(i)	3,704	3,177

Note:

(i) The Group’s short-term bank borrowings are primarily used for working capital and business development purposes and bear interest rate of 1.60% ~ 5.22% (2020: 1.90% ~ 5.22%) per annum, with a weighted average interest rate of 3.67% (2020: 4.58%) per annum.